Note 4 - Collaboration Revenue - Schedule of Collaboration Revenue (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 20, 2020	Nov. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value of Series A-2 Preferred Shares (Note 14)			$ 0	$ 5,000	$ 0
SEED Therapeutics Inc. [Member] | Research Collaboration and License Agreement with Eli Lilly [Member]
Collaboration arrangement – research and development services	$ 9,455	$ 10,000
Fair value of Series A-2 Preferred Shares (Note 14)	5,267
Fair value of the Forward (Note 15)	278
Total cash proceeds	$ 15,000					$ 15,000